Subsequent Events - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Billions, $ in Billions								60 Months Ended
	Apr. 29, 2024 MXN ($) $ / shares	Mar. 22, 2024 MXN ($)	Mar. 15, 2024 MXN ($)	Feb. 29, 2024 € / shares	Feb. 20, 2024 BRL (R$)	Feb. 01, 2024 MXN ($)	Apr. 27, 2023 $ / shares	Feb. 13, 2029	Mar. 22, 2024 USD ($)	Feb. 13, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings											$ 500,677,052	$ 510,589,480
Debenture IPCA + 5.7687 Maturing 2029 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 2,500,000
Borrowings, maturity			2029
Borrowings interest basis			IPCA + 5.7687
Borrowings interest rate adjustment			5.7687%
Approval of Shareholders Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share | (per share)	$ 0.48						$ 0.46
Debt Instruments Issued [Member] | Sustainable Global Mxn Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument coupon rate of interest						10.30%
Term of long term debt						10 years
Debt instrument face value						$ 20,000,000
Renewable Transactions [Member] | Revolving Credit Facility Maturing 2029 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity								February 2029
Renew of long term debt										$ 2.5
Transactions Of Debenture [Member] | Debenture CDI + 1.20 Maturing 2027 [Member] | Claro brasil [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | R$					R$ 3.0
Borrowings, maturity					2027
Interbank certificate of deposit interest rate basis					CDI + 1.20
Adjustment of interbank certificate of deposit interest					1.20%
Transactions Of Debenture [Member] | Debenture CDI + 1.40 Maturing 2024 [Member] | Claro brasil [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | R$					R$ 4.3
Borrowings, maturity					2024
Interbank certificate of deposit interest rate basis					CDI + 1.40
Adjustment of interbank certificate of deposit interest					1.40%
Transaction Related Issuance of Notes [Member] | Global Peso Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity		March 2029
Borrowings, interest rate		10.125%							10.125%
Term of long term debt		5 years
Debt instrument face value		$ 17,500,000							$ 1.0
Approval For Repurchase Fund Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Approval for repurchase fund value	$ 15,000,000
Exercising Bond [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exchangeable bond maturity date				March 2, 2024
Exercising the share right to call the strike price | € / shares				€ 3.1185